PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
5	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Buildings	92,981	47,429
Furniture and fixtures	3,624	1,198
Machinery	545,844	50,737
Motor vehicles	9,542	4,998
Construction in progress	301,279	1,765

Total property, plant and equipment	953, 270	106,127
Less: accumulated depreciation	(289,324)	(9,198)

Total property, plant and equipment, net	663,946	96,929

The Company recognized impairment losses of RMB992,620 and RMB603,266 on certain property, plant and equipment in 2010 and 2011, respectively. For the year ended December 31, 2010, impairment losses of RMB992,620 included an impairment loss of RMB41,669 on property, plant and equipment in connection with the relocation of production facilities of Sichuan Gushan and an impairment loss of RMB950,951 on production facilities of the Company’s PRC subsidiaries.

Sichuan Gushan had relocated the production lines of its old plant in San Tai County to its new plant in Qin Dong Bei Industrial Park. In preparing for the relocation, Sichuan Gushan suspended production beginning on August 1, 2010. Pursuant to the agreement signed between Sichuan Gushan and the Economic and Commerce Bureau of San Tai County, Sichuan (“San Tai ECB”), San Tai ECB agreed to pay Sichuan Gushan RMB38,800 as compensation for its losses in disposing of certain machinery and equipment that cannot fit into the new plant, relocation expenses, and losses for returning land right to the municipal government of San Tai County. Furthermore, Sichuan Gushan was responsible for the cost of changing the registration of the land from industrial land to non-industrial land. All these costs and expenses were estimated to be approximately RMB80,469. Accordingly, Sichuan Gushan recognized an impairment loss of RMB41,669 on property, plant and equipment. The relocation of Sichuan Gushan’s property, plant and equipment was completed by December 31, 2010. Upon the relocation, an additional loss on disposal of property, plant and equipment of RMB3,303 was recognized.

As of September 30, 2010, due to a series of adverse changes in the operating environment, in particular, the consumption tax was unresolved and the continually increased cost of raw materials, the overall production and sales volume of the Group’s biodiesel and biodiesel by-products deceased. An impairment loss of RMB950,951 was made on the production facilities of Fujian Gushan, Handan Gushan, Beijing Gushan, Shanghai Gushan, Chongqing Gushan, Hunan Gushan and Biomass. For the purpose of estimating the fair value, the Company utilized the projected cash flows of the production facilities discounted at the weighted average cost of capital at a range of 15.88% to 17.88%.

As of December 31, 2011, due to the continually increased cost and persistent shortage of raw materials, the overall production and sales volume of the Group’s biodiesel and biodiesel by-products was at a low level. The Company considered that the possibility is remote to resume the production of the Group’s biodiesel and biodiesel by-products on a large scale basis in the near future. An impairment loss of RMB603,266 was made on the production facilities of Fujian Gushan, Sichuan Gushan, Beijing Gushan, Shanghai Gushan, Chongqing Gushan and Hunan Gushan. For the purpose of estimating the fair value, the Company utilized the projected cash flows of the production facilities discounted at the weighted average cost of capital of 15.00%.

The adjusted carrying amount of the production facilities after the impairment losses becomes the new cost basis and such new basis shall be depreciated over the remaining useful life of the asset.

The Group does not have the property ownership certificates for certain of its buildings in Fujian, Sichuan, Beijing and Shanghai. As of December 31, 2011, the net book value of these buildings amounted to approximately Nil. As of December 31, 2011, the application to obtain these property ownership certificates is still in process.

Depreciation expense on property, plant and equipment was recorded as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	88,698	49,959	25,735
Research and development	2,209	2,489	—
Selling, general and administrative	3,192	3,008	2,959
Other operating expenses	32,260	60,734	30,524

Total depreciation expense	126,359	116,190	59,218